CONVERTIBLE PROMISSORY DEBENTURES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
SCHEDULE OF CONVERTIBLE NOTES PAYABLE

Convertible notes payable consisted of the following:

	June 30, 2022	December 31, 2021

January 28, 2020 ($457,380) – 0% interest per annum outstanding principal and interest due October 20, 2022 (“Note 1”)	$457,380	$457,380
June 23, 2020 ($60,500) – 0% interest per annum outstanding principal and interest due October 20, 2022 (“Note 2”)	60,500	60,500
September 17, 2020 ($199,650) – 0% interest per annum outstanding principal and interest due October 20, 2022. On October 28, 2021, Osher elected to convert $16,714 of the aggregate principal amount of the Note of $199,650, into 42,857 common shares (“Note 3”).	182,936	182,936
March 23, 2022 ($220,000) – 0% interest per annum outstanding principal and interest due March 23, 2023 (“Note 4”)	220,000	-
April 28, 2022 ($110,000) – 0% interest per annum outstanding principal and interest due April 28, 2023 (“Note 5”)	110,000	-
May 10, 2022 ($110,000) – 0% interest per annum outstanding principal and interest due May 10, 2023 (“Note 6”)	110,000	-
June 1, 2022 ($55,000) – 0% interest per annum outstanding principal and interest due June 1, 2023 (“Note 7”)	55,000	-
June 22, 2020 ($82,500) – 0% interest per annum outstanding principal and interest due June 22, 2023 (“Note 8”)	82,500	-

Total convertible notes payable	1,278,316	700,816
Original issue discount	(64,659)	(53,614)
Debt discount	(268,438)	-

Total convertible notes payable	$945,219	$647,202

Convertible notes payable consisted of the following:

	December 30, 2021	December 31, 2020

January 28, 2020 ($457,380) – 0% interest per annum outstanding principal and interest due October 20, 2022 (“Note 1”)	$457,380	$385,000
June 23, 2020 ($60,500) – 0% interest per annum outstanding principal and interest due October 20, 2022 (“Note 2”)	60,500	50,000
September 17, 2020 ($199,650) – 0% interest per annum outstanding principal and interest due October 20, 2022. On October 28, 2021, Osher elected to convert $16,714 of the aggregate principal amount of the Note of $199,650, into 42,857 common shares. (“Note 3”)	182,936	181,500

Total convertible notes payable	700,816	616,500
Original issue discount	(53,614)	(19,667)
Debt discount	-	(78,165)

Total convertible notes payable	$647,202	$518,668

SCHEDULE OF CHANGES IN CONVERTIBLE NOTES

Changes in convertible notes were as follows:

	Note 1	Note 2	Note 3	Note 4	Note 5	Note 6	Note 7	Note 8	Totals
Convertible notes payable as of January 1, 2021	$385,000	$50,000	$181,500	$-	$-	$-	$-	$-	$616,500
Extension of convertible note payable	72,380	10,500	18,150	-	-	-	-	-	101,030
Exchange of convertible note payable for common stock	-	-	(16,714)	-	-	-	-	-	(16,714)
Convertible notes payable, net, as of December 31, 2021	457,380	60,500	182,936	-	-	-	-	-	700,816

Convertible notes payable issued in 2022	-	-	-	220,000	110,000	110,000	55,000	82,500	577,500
Convertible notes payable as of June 30, 2022	$457,380	$60,500	$182,936	$220,000	$110,000	$110,000	$55,000	$82,500	$1,278,316

Changes in convertible notes were as follows:

	Note 1	Note 2	Note 3
Convertible notes payable as of January 1, 2021	$385,000	$50,000	$181,500
Extension of convertible note payable	72,380	10,500	18,150
Exchange of convertible note payable for common stock	-	-	(16,714)
Convertible notes payable, net, as of December 31, 2021	457,380	60,500	182,936

Convertible notes payable issued in 2022	-	-	-
Convertible notes payable as of June 30, 2022	$457,380	$60,500	$182,936

SCHEDULE OF CHANGES IN NOTE DISCOUNTS

Changes in note discounts were as follows:

	Note 1	Note 2	Note 3	Note 4	Note 5	Note 6	Note 7	Note 8	Totals
Note discounts as of January 1, 2021	$73,418	$5,830	$18,584	$-	$-	$-	$-	$-	$97,832
Note discounts in conjunction with extension of convertible note	41,580	5,500	18,150	-	-	-	-	-	65,230
2021 accretion of note discounts	(80,822)	(6,809)	(21,817)	-	-	-	-	-	(109,448)
Note discounts as of December 31, 2021	34,176	4,521	14,917	-	-	-	-	-	53,614

Note discounts issued in conjunction with debt	-	-	-	182,362	60,874	60,877	31,303	48,437	383,853
2022 accretion of note discounts	(20,620)	(2,727)	(9,000)	(49,462)	(10,507)	(8,506)	(2,487)	(1,061)	(104,370)
Note discounts as of June 30, 2022	$13,556	$1,794	$5,917	$132,900	$50,367	$52,371	$28,816	$47,376	$333,097

Convertible notes payable, net, as of December 31, 2021	$423,204	$55,979	$168,019	$-	$-	$-	$-	$-	$647,202
Convertible notes payable, net, as of June 30, 2022	$443,824	$58,706	$177,019	$87,100	$59,633	$57,629	$26,184	$35,124	$945,219

2021 Effective interest rate	24%	11%	12%	-%	-%	-%	-%	-%	16%
2022 Effective interest rate	5%	5%	5%	22%	10%	8%	5%	1%	8%

Changes in note discounts were as follows:

	Note 1	Note 2	Note 3
Note discounts as of January 1, 2020	$73,418	$5,830	$18,584
Note discounts in conjunction with extension of convertible note	41,580	5,500	18,150
2021 accretion of note discounts	(80,822)	(6,809)	(21,817)
Note discounts as of December 31, 2021	34,176	4,521	14,917

Note discounts issued in conjunction with debt	-	-	-
2022 accretion of note discounts	(20,620)	(2,727)	(9,000)
Note discounts as of June 30, 2022	$13,556	$1,794	$5,917

Convertible notes payable, net, as of December 31, 2021	$423,204	$55,979	$168,019
Convertible notes payable, net, as of June 30, 2022	$443,824	$58,706	$177,019

2021 Effective interest rate	24%	11%	12%
2022 Effective interest rate	5%	5%	5%

SCHEDULE OF PRINCIPAL PAYMENTS DUE ON CONVERTIBLE PROMISSORY DEBENTURES	Principal payments on convertible promissory debentures are due as follows:
Year ending December 31,
2022	$700,816
2023	577,500
$1,278,316